APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAW AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS (Details) in Thousands			12 Months Ended
	Dec. 29, 2016	Jan. 01, 2013	Dec. 31, 2019 USD ($)	Dec. 31, 2019 RON ( )
Argentina and Uruguay | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			5.00%
Percentage of entity's share capital			20.00%
Argentina
Disclosure of reserves within equity [line items]
Dividend, tax withholding percentage		10.00%
Argentina | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 772,000
Uruguay | Sistemas Globales Uruguay S.A. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			42,000
Uruguay | Difier S.A. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 0
Colombia
Disclosure of reserves within equity [line items]
Dividend, tax withholding percentage	5.00%
Colombia | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			10.00%
Percentage of entity's share capital			50.00%
Legal proceedings provision			$ 0
Colombia | Sistemas Colombia S.A.S. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 296,000
Spain | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			10.00%
Percentage of entity's share capital			20.00%
Legal proceedings provision			$ 8,157,000
Brazil | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			0
Brazil | Avanxo Brasil Tecnologia Da Informacao Ltda | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 63,000
Luxembourg | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			5.00%
Percentage of entity's share capital			10.00%
Legal proceedings provision			$ 496,000
Dividend, tax withholding percentage			15.00%
Peru | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			10.00%
Percentage of entity's share capital			20.00%
Legal proceedings provision			$ 0
Peru | Legal Reserve Partially Constituted
Disclosure of reserves within equity [line items]
Legal proceedings provision			47,000
Peru | Belatrix Peru SAC | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			116,000
Bermuda | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 0
Mexico | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			5.00%
Mexico | Global Systems Outsourcing S. de R.L. de C.V. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 139,000
Mexico | Avanxo Mexico S.A.P.I. de C.V. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			37,000
Mexico | Avanxo Servicios S.A. de C.V. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			0
India | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			17,000
United Kingdom | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			0
Chile | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 0
France | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			5.00%
Percentage of entity's share capital			10.00%
Legal proceedings provision			$ 0
Belarus | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 0
Percentage of entity's annual payroll reserve funds for salaries			25.00%
United States | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 0
Romania | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			5.00%
Percentage of entity's share capital			20.00%
Legal proceedings provision |				58
Canada | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 0
United Arab Emirates | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 0